Consolidated balance sheet - CAD shares in Millions, CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	CAD 1,016	CAD 850
Accounts receivable	2,075	1,387
Inventories	368	323
Assets held for sale (Note 6)	3,717	20
Other (Note 7)	908	1,338
Total Current Assets	8,084	3,918
Plant, Property and Equipment (Note 8)	54,475	44,817
Equity Investments (Note 9)	6,544	6,214
Regulatory Assets (Note 10)	1,322	1,184
Goodwill (Note 11)	13,958	4,812
Intangible and Other Assets (Note 12)	3,026	3,102
Restricted Investments	642	351
Total Assets	88,051	64,398
Current Liabilities
Notes payable (Note 13)	774	1,218
Accounts payable and other (Note 14)	3,861	2,653
Dividends payable	526	385
Accrued interest	595	520
Liabilities related to assets held for sale (Note 6)	86	39
Current portion of long-term debt (Note 17)	1,838	2,547
Total Current Liabilities	7,680	7,362
Regulatory Liabilities (Note 10)	2,121	1,159
Other Long-Term Liabilities (Note 15)	1,183	1,260
Deferred Income Tax Liabilities (Note 16)	7,662	5,144
Long-Term Debt (Note 17)	38,312	28,909
Junior Subordinated Notes (Note 18)	3,931	2,409
Total Liabilities	60,889	46,243
Common Units Subject to Rescission or Redemption (Note 19)	1,179	0
EQUITY
Common shares, no par value (Note 20)	CAD 20,099	CAD 12,102
Common shares issued (in shares)	864	703
Preferred shares (Note 21)	CAD 3,980	CAD 2,499
Additional paid-in capital	0	7
Retained earnings	1,138	2,769
Accumulated other comprehensive loss (Note 22)	(960)	(939)
Controlling Interests	24,257	16,438
Non-controlling interests (Note 19)	1,726	1,717
Total Equity	25,983	18,155
Total Liabilities and Equity	CAD 88,051	CAD 64,398